Taxes - Tax Effects of Temporary Differences and Tax Loss Carry-forwards (Detail) - SEK (kr) kr in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	kr 21,228	kr 15,522
Deferred tax liabilities	901	2,147
Net balance	20,327	13,375	kr 10,711
Intangible assets and property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	894	1,223
Deferred tax liabilities	2,374	4,173
Current assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,667	2,352
Deferred tax liabilities	866	501
Post employment benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,886	4,382
Deferred tax liabilities	704	692
Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,846	1,631
Deferred tax liabilities	15	13
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,556	4,557
Deferred tax liabilities	275	274
Loss Carry Forwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	10,712	4,883
Deferred tax assets/ liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	24,561	19,028
Deferred tax liabilities	4,234	5,653
Net balance	20,327	13,375
Netting of tax assets/ liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(3,333)	(3,506)
Deferred tax liabilities	kr (3,333)	kr (3,506)